Submission	Nov. 14, 2024
Submission [Line Items]
Central Index Key	0000215466
Registrant Name	Coeur Mining, Inc.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES